Contingencies and Commitments (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating Leases [Abstract]
Rent expense	$ 3.2	$ 2.6	$ 9.3	$ 7.2